N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds

(Exact name of registrant as specified in charter

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31st

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

INTEGRITY HIGH INCOME FUND
Schedule of Investments September 30, 2014 (unaudited)
	Principal Amount	Fair Value
CORPORATE BONDS (95.0%)

Consumer Discretionary (25.7%)
Academy Ltd -144A 9.250% 08/01/19	$70,000	$74,025
Allegion US Holdings Co 5.750% 10/01/21	30,000	30,600
Allison Transmission Inc - 144A 7.125% 05/15/19	130,000	136,175
Altice SA - 144A 7.750% 05/15/22	200,000	206,500
AMC Entertainment Holdings 9.750% 12/01/20	135,000	148,669
American Axle & MFG Inc 7.750% 11/15/19	50,000	56,000
BC Mountain LLC - 144A 7.000% 02/01/21	20,000	18,400
#BC/New Red Finance Inc - 144A 6.000% 04/01/22	50,000	49,688
*Caesars Entertainment 8.500% 02/15/20	155,000	118,575
*Caesars Operating Escrow 9.000% 02/15/20	275,000	210,375
#CBS Out Amer Cap LLC/COR -144A 5.250% 02/15/22	20,000	19,975
#CBS Out Amer Cap LLC/COR -144A 5.875% 03/15/25	20,000	20,100
CCO Holding LLC/Cap Corp 6.500% 04/30/21	25,000	26,063
CCO Holdings LLC/Cap Corp 5.250% 03/15/21	40,000	39,200
CCO Holdings LLC/CAP Corp 7.000% 01/15/19	155,000	161,006
CCO Holdings LLC/CAP Corp 7.375% 06/01/20	65,000	68,738
Cequel Com Hldg I/Cap Cp - 144A 5.125% 12/15/21	45,000	43,088
(1)Chinos Intermediate Holdings - 144A 7.750% 05/01/19	50,000	47,375
Chrysler GP/CG CO-Issuer 8.250% 06/15/21	400,000	436,000
Cinemark USA Inc 4.875% 06/01/23	45,000	42,863
Cinemark USA Inc 7.375% 06/15/21	60,000	64,200
Claire's Stores Inc - 144A 9.000% 03/15/19	160,000	162,800
Claires Stores Inc 8.875% 03/15/19	75,000	62,250
*Clear Channel Worldwide 6.500% 11/15/22	95,000	96,188
Clear Channel Worldwide 6.500% 11/15/22	245,000	250,513
Clear Channel Worldwide 7.625% 03/15/20	5,000	5,150
Clear Channel Worldwide 7.625% 03/15/20	125,000	129,688
CSC Holdings LLC 8.625% 02/15/19	110,000	125,675
Dana Holding Corp 5.375% 09/15/21	25,000	25,438
Dana Holding Corp 6.000% 09/15/23	55,000	56,788
Dana Holding Corp 6.750% 02/15/21	80,000	84,696
Dish DBS Corp 5.125% 05/01/20	5,000	4,988
*Dish DBS Corp 5.875% 07/15/22	200,000	204,000
Dish DBS Corp 6.750% 06/01/21	145,000	155,875
Dish DBS Corp 7.875% 09/01/19	160,000	180,800
Gannett CO INC- 144A 4.875% 09/15/21	15,000	14,513
Gannett CO INC- 144A 5.500% 09/15/24	15,000	14,775
General Motors Co 4.875% 10/02/23	125,000	132,188
General Motors Finl Co 2.750% 05/15/16	35,000	35,263
General Motors Finl Co 3.250% 05/15/18	15,000	15,075
General Motors Finl Co 4.250% 05/15/23	35,000	35,131
Goodyear Tire & Rubber 6.500% 03/01/21	45,000	46,800
Goodyear Tire & Rubber Corp 8.250% 08/15/20	90,000	96,300
Goodyear Tire & Rubber Corp 8.750% 08/15/20	45,000	52,875
Gymboree Corp 9.125% 12/01/18	90,000	25,200
Hanesbrands Inc 6.375% 12/15/20	75,000	78,900
Harrahs Operating Co Inc 10.000% 12/15/18	60,000	13,875
Harrahs Operating Co Inc 11.250% 06/01/17	160,000	124,200
HD Supply Inc 11.000% 04/15/20	50,000	56,625
HD Supply Inc 11.500% 07/15/20	75,000	86,438
HD Supply Inc 8.125% 04/15/19	130,000	140,400
Hearthside Group Hlds/FI - 144A 6.500% 05/01/22	15,000	14,588
Hilton Worldwide Finance - 144A 5.625% 10/15/21	55,000	56,650
Hughes Satellite Systems Corp 6.500% 06/15/19	70,000	74,375
iHeartCommunications Inc 9.000% 03/01/21	160,000	159,200
Inventiv Health Inc - 144A 11.000% 08/15/18	15,000	12,075
Inventiv Health Inc - 144A 11.000% 08/15/18	21,000	16,905
(1)Inventiv Health Inc - 144A 12.000% 08/15/18	49,000	45,325
Inventiv Health Inc - 144A 9.000% 01/15/18	85,000	88,188
Isle of Capri Casinos 5.875% 03/15/21	45,000	45,563
Jarden Corp 6.125% 11/15/22	50,000	51,875
JC Penney Corp 5.750% 02/15/18	35,000	32,725
JC Penney Corp 6.375% 10/15/36	65,000	50,375
Limited Brands Inc 6.625% 04/01/21	110,000	121,000
Lynx I Corp - 144A 5.375% 04/15/21	200,000	201,500
Marina District Fin 9.875% 08/15/18	135,000	141,413
McGraw-Hill Global ED 9.750% 04/01/21	50,000	55,250
MGM Resort Intl 6.750% 10/01/20	170,000	181,050
MGM Resort Intl 7.750% 03/15/22	90,000	100,125
*MGM Resorts Intl 5.250% 03/31/20	230,000	230,000
(1)Michaels Finco Hldg/Inc - 144A 7.500% 08/01/18	20,000	20,350
Michaels Stores Inc- 144A 5.875% 12/15/20	10,000	9,950
Neiman Marcus - 144A 8.000% 10/15/21	40,000	41,600
(1)Neiman Marcus - 144A 8.750% 10/15/21	45,000	47,363
Nexeo Solutions LLC/Corp 8.375% 03/01/18	65,000	64,350
Nexstar Broadcasting, Inc 6.875% 11/15/20	110,000	112,750
Nielsen Finance LLC - 144A 5.000% 04/15/22	50,000	48,875
Numericable Group SA - 144A 6.000% 05/15/22	200,000	201,500
Party City Holdings Inc 8.875% 08/01/20	140,000	151,200
Petco Animal Supplies - 144A 9.250% 12/01/18	35,000	36,838
Polymer Group Inc 7.750% 02/01/19	108,000	111,780
Quebecor Media 5.750% 01/15/23	105,000	104,213
Radio Systems Corp - 144A 8.375% 11/01/19	80,000	85,600
Regal Entertainment Grp 5.750% 03/15/22	45,000	45,113
RHP Hotel PPTY 5.000% 04/15/21	130,000	126,750
RKI EXP & Prod - 144A 8.500% 08/01/21	60,000	61,950
RSI Home Products Inc - 144A 6.875% 03/01/18	40,000	41,700
Sabre Inc - 144A 8.500% 05/15/19	117,000	125,190
Sally Holdings 5.750% 06/01/22	50,000	51,000
Sally Holdings 6.875% 11/15/19	75,000	79,500
Serta Simmons Hldgs LLC - 144A 8.125% 10/01/20	200,000	211,000
Service Corp Intl - 144A 5.375% 05/15/24	40,000	40,100
Service Corp Intl 7.500% 04/01/27	120,000	132,900
Service Corp Intl 7.625% 10/01/18	25,000	28,250
Servicemaster Company 8.000% 02/15/20	15,000	15,862
Servicemaster Company 7.000% 08/15/20	42,000	43,680
Sirius XM Radio INC - 144A 4.250% 05/15/20	130,000	124,475
Sirius XM Radio INC - 144A 5.750% 08/01/21	55,000	55,275
Sirius XM Radio INC - 144A 6.000% 07/15/24	40,000	40,600
Tempur Pedic Internation 6.875% 12/15/20	30,000	31,950
Time Inc - 144A 5.750% 04/15/22	65,000	62,237
Uncle Acquistion 2010 8.625% 02/15/19	120,000	115,764
Vail Resorts Inc 6.500% 05/01/19	82,000	85,792
Videotron Ltd 5.000% 07/15/22	25,000	24,750
William Carter 5.250% 08/15/21	15,000	15,450
Zayo Escrow Corp 8.125% 01/01/20	65,000	69,712
		8,874,573
Consumer Staples (5.3%)
Armored AutoGroup Inc 9.250% 11/01/18	75,000	76,875
B&G Foods Inc 4.625% 06/01/21	50,000	47,625
Bumble Bee Acquisition - 144A 9.000% 12/15/17	128,000	134,080
Central Garden & Pet Co 8.250% 03/01/18	150,000	152,625
Chiquita Brands Intl 7.875% 02/01/21	93,000	100,440
Constellation Brands Inc 3.750% 05/01/21	35,000	34,344
Del Monte Corp 7.625% 02/15/19	127,000	126,048
Mem Prod Part LP/Fin Corp 6.875% 08/01/22	30,000	28,650
Mem Prod Part LP/Fin Corp 7.625% 05/01/21	60,000	59,700
Post Holdings Inc - 144A 6.000% 12/15/22	20,000	18,300
Post Holdings Inc - 144A 6.750% 12/01/21	50,000	47,375
Post Holdings Inc 7.375% 02/15/22	145,000	143,550
Reynolds Group 5.750% 10/15/20	145,000	147,538
Reynolds GRP ISS/Reynold 9.000% 04/15/19	200,000	208,250
Reynolds GRP ISS/Reynold 9.875% 08/15/19	300,000	322,875
Rite Aid Corp 9.250% 03/15/20	45,000	49,050
Sally Holdings 5.500% 11/01/23	20,000	20,150
Spectrum Brands Hldgs 6.750% 03/15/20	50,000	52,125
Spectrum Brands Inc 6.375% 11/15/20	35,000	36,488
Spectrum Brands Inc 6.625% 11/15/22	25,000	26,250
		1,832,338
Energy (10.0%)
Access Midstream Partner 4.875% 05/15/23	30,000	30,788
Access Midstream Partner 5.875% 04/15/21	30,000	31,650
American Energy/AEPB-144A 7.125% 11/01/20	20,000	18,300
American Energy/AEPB-144A 7.375% 11/01/21	35,000	32,025
Antero Resources Corp 5.375% 11/01/21	40,000	39,800
Antero Resources Corp-144A 5.125% 12/01/22	15,000	14,588
Antero Resources Finance 6.000% 12/01/20	10,000	10,200
Arch Coal Inc - 144A 8.000% 01/15/19	20,000	17,150
Arch Coal Inc 7.000% 06/15/19	40,000	21,300
Arch Coal Inc 7.250% 06/15/21	105,000	50,663
Athlon Holdings LP/Fin - 144A 6.000% 05/01/22	40,000	42,900
Atwood Oceanics Inc 6.500% 02/01/20	90,000	92,250
Berry Petroleum Co 6.375% 09/15/22	45,000	43,650
Breitburn Energy Partner 7.875% 04/15/22	30,000	30,375
Breitburn Energy Partner 8.625% 10/15/20	75,000	78,000
#California Resources Crp-144A 6.000% 11/15/24	90,000	92,475
(5)Chesapeake Energy Corp 3.484% 04/15/19	25,000	25,063
Chesapeake Energy Corp 4.875% 04/15/22	45,000	45,225
Chesapeake Energy Corp 6.125% 02/15/21	20,000	21,750
Chesapeake Energy Corp 6.625% 08/15/20	80,000	88,240
Chesapeake Energy Corp 6.875% 11/15/20	25,000	27,875
Chesapeake Midstream PT 6.125% 07/15/22	65,000	69,225
Compressco Partners/FINA- 144A 7.250% 08/15/22	20,000	20,050
Consol Energy Inc - 144A 5.875% 04/15/22	35,000	34,475
Denbury Resources Inc - 144A 5.500% 05/01/22	75,000	74,250
Denbury Resources Inc 4.625% 07/15/23	50,000	46,250
EP Ener/Everest Acq Fin 7.750% 09/01/22	75,000	79,312
EV Energy Partners 8.000% 04/15/19	135,000	139,725
Gulfport Energy Corp- 144A 7.750% 11/01/20	10,000	10,425
Halcon Resources Corp 9.250% 02/15/22	30,000	29,887
Halcon Resources Corp 9.750% 07/15/20	15,000	15,262
Halcon Resources Corp 8.875% 05/15/21	105,000	103,425
Hiland Part Lp/Corp - 144A 7.250% 10/01/20	60,000	63,600
Kinder Morgan Inc - 144A 5.000% 02/15/21	45,000	46,912
Kodiak Oil & Gas Corp 5.500% 01/15/21	10,000	10,100
Kodiak Oil & Gas Corp 5.500% 02/01/22	10,000	10,050
Kodiak Oil & Gas Corp 8.125% 12/01/19	100,000	107,250
Laredo Petroleum Inc 5.625% 01/15/22	20,000	19,600
Legacy Reserves/Finance - 144A 6.625% 12/01/21	40,000	39,200
Legacy Reserves/Finance 8.000% 12/01/20	70,000	72,800
Lightstream Resources - 144A 8.625% 02/01/20	30,000	29,700
Linn Energy LLC 7.750% 02/01/21	165,000	166,237
Markwest Energy Part/Fin 5.500% 02/15/23	75,000	76,687
Markwest Energy Part/Fin 6.500% 08/15/21	25,000	26,312
Meg Energy Corp - 144A 6.375% 01/30/23	75,000	75,656
Meg Energy Corp - 144A 6.500% 03/15/21	30,000	30,750
Meg Energy Corp - 144A 7.000% 03/31/24	60,000	62,100
Midstates Petro Inc 10.750% 10/01/20	40,000	41,500
Midstates Petro Inc 9.250% 06/01/21	45,000	44,325
Oasis Petroleum Inc - 144A 6.875% 03/15/22	55,000	58,025
Peabody Energy Corp 6.250% 11/15/21	80,000	74,400
Peabody Energy Corp 6.500% 09/15/20	10,000	9,350
QR Energy LP/QRE Finance 9.250% 08/01/20	70,000	79,450
Regency Energy Partners 5.000% 10/01/22	30,000	29,550
Regency Energy Partners 5.500% 04/15/23	50,000	50,625
Regency Energy Partners 5.875% 03/01/22	20,000	20,800
Rentech NIT Part/Finance - 144A 6.500% 04/15/21	45,000	44,662
RSP Permian Inc-144A 6.625% 10/01/22	15,000	15,094
Sanchez Energy Corp- 144A 6.125% 01/15/23	40,000	39,612
Sandridge Energy Inc 7.500% 03/15/21	70,000	68,250
Sandridge Energy Inc 8.125% 10/15/22	80,000	79,900
Tervita Corp - 144A 8.000% 11/15/18	10,000	10,075
Tesoro Corp 5.875% 10/01/20	82,000	84,870
Tesoro Corp 6.125% 10/15/21	45,000	46,462
Trinidad Drilling Ltd - 144A 7.875% 01/15/19	80,000	82,750
Ultra Petroleum Corp - 144A 6.125% 10/01/24	45,000	42,975
Vanguard Nat Res/VNR Fin 7.875% 04/01/20	45,000	46,575
Whiting Petroleum Corp 5.750% 03/15/21	115,000	121,612
WPX Energy Inc 5.250% 09/15/24	35,000	33,950
		3,438,319
Financials (8.8%)
Ally Financial Inc 6.250% 12/01/17	130,000	139,425
(5)Ally Financial Inc 2.914% 07/18/16	55,000	55,491
*Ally Financial Inc 3.500% 01/27/19	200,000	194,500
Ally Financial Inc 4.750% 09/10/18	5,000	5,125
Ally Financial Inc 7.500% 09/15/20	200,000	230,500
Avaya Inc - 144A 7.000% 04/01/19	115,000	111,550
(3)*Bank of America Corp 8.000% 12/29/49	165,000	177,891
Cit Group Inc - 144A 5.500% 02/15/19	75,000	78,469
Cit Group Inc 3.875% 02/19/19	120,000	117,900
Cit Group Inc 4.250% 08/15/17	5,000	5,050
Cit Group Inc 5.250% 03/15/18	85,000	87,550
CNH Capital LLC 3.625% 04/15/18	85,000	83,087
Corrections Corp of America 4.125% 04/01/20	85,000	83,300
Corrections Corp of America 4.625% 05/01/23	113,000	109,327
Denali Borrower - 144A 5.625% 10/15/20	125,000	128,594
Geo Group Inc 5.875% 01/15/22	65,000	65,650
Geo Group Inc 6.625% 02/15/21	65,000	68,250
Infinity Acq LLC/FI Corp- 144A 7.250% 08/01/22	35,000	33,775
Intl Lease Fin Corp 6.250% 05/15/19	140,000	150,010
*Intl Lease Fin Corp 5.875% 04/01/19	280,000	298,200
Intl Lease Finance Corp 4.625% 04/15/21	65,000	64,512
Nielsen Co Lux Sarl - 144A 5.500% 10/01/21	50,000	50,250
Nuveen Investments Inc - 144A 9.500% 10/15/20	95,000	110,200
Rayonier Am Prod Inc - 144A 5.500% 06/01/24	25,000	23,812
Realogy Corp - 144A 7.625% 01/15/20	70,000	74,900
Realogy Corp - 144A 7.875% 02/15/19	120,000	125,400
*UPCB Fin III LTD - 144A 6.625% 07/01/20	300,000	313,530
WMG Acquisition Corp - 144A 5.625% 04/15/22	5,000	5,000
WMG Acquisition Corp - 144A 6.000% 01/15/21	36,000	36,450
		3,027,698
Health Care (9.7%)
Alere Inc 6.500% 06/15/20	25,000	24,875
Biomet Inc 6.500% 08/01/20	190,000	201,400
Davita Inc 6.625% 11/01/20	70,000	73,412
DJO Fin LLC/DJO Fin Corp 7.750% 04/15/18	150,000	150,750
DJO Fin LLC/DJO Fin Corp 8.750% 03/15/18	50,000	52,750
DJO Fin LLC/DJO Fin Corp 9.875% 04/15/18	20,000	20,950
Fresenius Med Care II - 144A 5.625% 07/31/19	30,000	31,581
HCA Holdings Inc 6.250% 02/15/21	30,000	31,350
*HCA Holdings Inc 7.750% 05/15/21	275,000	293,906
HCA Inc 6.500% 02/15/20	90,000	98,325
*HCA Inc 7.500% 02/15/22	490,000	551,250
Healthsouth Corp 7.750% 09/15/22	49,000	52,246
Hologic Inc 6.250% 08/01/20	115,000	118,450
IMS Health Inc - 144A 6.000% 11/01/20	90,000	92,250
Kinetics Concept/KCI USA 10.500% 11/01/18	145,000	157,687
Radiation Therapy Service 9.875% 04/15/17	50,000	49,250
Radiation Therapy Service 8.875% 01/15/17	60,000	61,800
Tenet Healthcare Corp 4.500% 04/01/21	35,000	34,125
Tenet Healthcare Corp 8.125% 04/01/22	95,000	104,262
Tenet Healthcare Corp 4.750% 06/01/20	90,000	89,325
Tenet Healthcare Corp 6.000% 10/01/20	85,000	89,887
Tenet Healthcare Corp 6.750% 02/01/20	20,000	20,850
*Tenet Healthcare Corp 8.000% 08/01/20	225,000	237,375
USPI Finance Corp 9.000% 04/01/20	90,000	96,975
Valeant Pharmaceuticals - 144A 6.750% 08/15/21	90,000	93,375
Valeant Pharmaceuticals - 144A 7.000% 10/01/20	75,000	78,375
Valeant Pharmaceuticals - 144A 7.250% 07/15/22	105,000	110,775
Valeant Pharmaceuticals - 144A 7.500% 07/15/21	295,000	315,650
		3,333,206
Industrials (10.6%)
Acco Brands Corp 6.750% 04/30/20	165,000	170,775
ADT Corp 3.500% 07/15/22	15,000	12,975
ADT Corp 6.250% 10/15/21	130,000	134,550
#AECOM Technology -144A 5.750% 10/15/22	20,000	20,075
#AECOM Technology -144A 5.875% 10/15/24	20,000	20,125
Aircastle Ltd 4.625% 12/15/18	35,000	35,000
Aircastle Ltd 7.625% 04/15/20	65,000	72,637
Alliant Techsystems Inc - 144A 5.250% 10/01/21	55,000	55,137
Ashtead Capital Inc - 144A 6.500% 07/15/22	40,000	42,400
Associated Materials Inc 9.125% 11/01/17	45,000	44,100
Avis Budget Car Rental 4.875% 11/15/17	5,000	5,100
Avis Budget Car Rental 5.500% 04/01/23	95,000	94,287
Belden Inc - 144A 5.500% 09/01/22	105,000	106,312
Bombardier Inc - 144A 6.125% 01/15/23	80,000	80,100
Bombardier Inc - 144A 7.750% 03/15/20	45,000	49,059
Building Materials Corp - 144A 6.750% 05/01/21	60,000	62,850
Building Materials Corp - 144A 6.875% 08/15/18	20,000	20,700
CDW LLC/CDW Finance 8.500% 04/01/19	117,000	124,020
CEVA Group Plc - 144A 7.000% 03/01/21	75,000	75,000
Clean Harbors Inc 5.250% 08/01/20	105,000	105,000
Eagle Midco Inc - 144A 9.000% 06/15/18	35,000	35,744
FGI Operating Co LLC 7.875% 05/01/20	80,000	78,000
GenCorp, Inc. 7.125% 03/15/21	120,000	129,300
General Cable Corp 5.750% 10/01/22	80,000	74,400
Great Lakes Dredge & Dock 7.375% 02/01/19	115,000	118,162
H&E Equipment Services 7.000% 09/01/22	40,000	42,700
Hertz Corp 5.875% 10/15/20	90,000	91,350
Hertz Corp 7.375% 01/15/21	35,000	36,925
Hertz Corp 7.500% 10/15/18	50,000	51,750
Hillman Group Inc- 144A 6.375% 07/15/22	30,000	29,025
(1)Interline Brands Inc 10.000% 11/15/18	30,000	31,275
Iron Mountain Inc 6.000% 08/15/23	75,000	76,875
Jack Cooper Holdings Corp - 144A 9.250% 06/01/20	75,000	80,625
(1)JCH Parent Inc - 144A 10.500% 03/15/19	30,000	29,325
Kratos Defense & Sec - 144A 7.000% 05/15/19	75,000	74,437
Manitowoc Company Inc 8.500% 11/01/20	120,000	129,000
Mueller Water Products 8.750% 09/01/20	40,000	43,000
NXP BV/NXP Funding LLC - 144A 5.750% 02/15/21	200,000	203,000
Oshkosh Corp 5.375% 03/01/22	5,000	5,025
Oshkosh Corp 8.500% 03/01/20	65,000	68,575
Renaissance Acquisition - 144A 6.875% 08/15/21	25,000	25,063
Sensata Technologies - 144A 6.500% 05/15/19	155,000	161,588
Terex Corp 6.000% 05/15/21	115,000	119,600
Terex Corp 6.500% 04/01/20	65,000	68,087
Transdigm Inc - 144A 6.000% 07/15/22	15,000	14,812
Transdigm Inc - 144A 6.500% 07/15/24	10,000	9,962
Trinseo Op / Fin 8.750% 02/01/19	85,000	89,462
Triumph Group Inc 4.875% 04/01/21	80,000	78,400
United Rentals North Am 8.250% 02/01/21	150,000	162,375
UR Financing Escrow Corp 7.375% 05/15/20	80,000	85,000
UR Financing Escrow Corp 7.625% 04/15/22	35,000	38,063
Watco Cos LLC/Finance Co - 144A 6.375% 04/01/23	45,000	45,225
		3,656,332
Information Technology (6.7%)
ACI Worldwide Inc - 144A 6.375% 08/15/20	55,000	57,062
Amkor Technologies Inc 6.625% 06/01/21	45,000	46,912
Amkor Technology Inc 6.375% 10/01/22	65,000	67,275
Anixter Inc 5.625% 05/01/19	40,000	42,050
Aspect Software Inc 10.625% 05/15/17	75,000	74,438
Audatex North America Inc - 144A 6.000% 06/15/21	95,000	97,375
Blackboard Inc - 144A 7.750% 11/15/19	65,000	64,350
Cogent Comm Finance Inc 5.625% 04/15/21	60,000	59,100
Commscope Inc - 144A 5.000% 06/15/21	5,000	4,900
Commscope Inc - 144A 5.500% 06/15/24	5,000	4,913
Entegris Inc - 144A 6.000% 04/01/22	15,000	15,225
Epicor Software Corp 8.625% 05/01/19	110,000	116,325
First Data Corp - 144A 6.750% 11/01/20	94,000	99,640
First Data Corp - 144A 7.375% 06/15/19	35,000	36,841
First Data Corp - 144A 8.250% 01/15/21	55,000	58,300
(1)*First Data Corp - 144A 8.750% 01/15/22	333,000	352,980
First Data Corp - 144A 8.875% 08/15/20	110,000	117,975
First Data Corp 12.625% 01/15/21	137,000	164,058
HJ Heinz Co 4.250% 10/15/20	160,000	159,000
(1)Infor Software Parent 7.125% 05/01/21	80,000	79,200
Infor US Inc 11.500% 07/15/18	55,000	61,050
Infor US Inc 9.375% 04/01/19	90,000	97,200
MagnaChip Semiconductor 6.625% 07/15/21	85,000	78,200
Micron Technology Inc 5.875% 02/15/22	25,000	25,875
PC Nextco Holdings/Fin 8.750% 08/15/19	35,000	35,175
Sinclair Television Group 5.375% 04/01/21	80,000	78,800
Sinclair Television Group 6.125% 10/01/22	35,000	35,613
Sungard Data Systems Inc 6.625% 11/01/19	75,000	75,000
Sungard Data Systems Inc 7.375% 11/15/18	45,000	46,350
#Zebra Technologies Corp - 144A 7.250% 10/15/22	45,000	45,788
Sungard Data Systems Inc 7.625% 11/15/20	25,000	26,125
		2,323,095
Materials (6.3%)
Alcoa, Inc. 5.125% 10/01/24	20,000	20,026
*Ardagh Packaging Fin - 144A 9.125% 10/15/20	200,000	216,500
Ashland Inc 4.750% 08/15/22	155,000	151,125
FMG Resources - 144A 6.875% 02/01/18	45,000	46,237
FMG Resources - 144A 8.250% 11/01/19	150,000	155,062
Hexion Us Fin/Nova Scoti 8.875% 02/01/18	85,000	86,594
Hexion US Fin/Nova Scoti 9.000% 11/15/20	35,000	33,338
Hexion US Finance Corp 6.625% 04/15/20	195,000	195,975
Huntsman International LLC 8.625% 03/15/20	35,000	36,925
Huntsman International LLC 4.875% 11/15/20	85,000	83,725
Huntsman International LLC 8.625% 03/15/21	50,000	54,000
Ineos Finance PLC - 144A 7.500% 05/01/20	70,000	74,550
Ineos Finance PLC - 144A 8.375% 02/15/19	200,000	214,000
LSB Industries 7.750% 08/01/19	95,000	100,700
Noranda Aluminium Acquisition 11.000% 06/01/19	40,000	41,200
Novelis Inc 8.375% 12/15/17	80,000	83,200
Packaging Dynamics Corp - 144A 8.750% 02/01/16	44,000	44,440
Polyone Corp 7.375% 09/15/20	45,000	47,363
Rain CII Carbon LLC - 144A 8.000% 12/01/18	35,000	35,875
(1)(4)Reichhold Industries Inc - 144A 9.000% 05/08/17	165,444	105,884
Rockwood Specialities Group 4.625% 10/15/20	45,000	46,462
Scotts Miracle-Gro Co 6.625% 12/15/20	25,000	26,437
Sealed Air Corp - 144A 6.500% 12/01/20	35,000	37,319
Sealed Air Corp - 144A 8.375% 09/15/21	85,000	94,350
Tekni-Plex Inc - 144A 9.750% 06/01/19	11,000	11,963
Vulcan Materials 7.500% 06/15/21	80,000	93,600
WR Grace & CO-CONN-144A 5.125% 10/01/21	20,000	20,325
WR Grace & CO-CONN-144A 5.625% 10/01/24	10,000	10,250
		2,167,425
Telecommunication Services (11.0%)
Centurylink Inc 5.800% 03/15/22	115,000	117,875
Centurylink Inc 6.750% 12/01/23	105,000	112,612
Cogent Communications - 144A 8.375% 02/15/18	60,000	63,000
Crown Castle Intl Corp 5.250% 01/15/23	90,000	89,212
Everest Acq LLC 9.375% 05/01/20	140,000	152,600
Everest Acq LLC 6.875% 05/01/19	60,000	62,550
Frontier Communications 6.250% 09/15/21	15,000	14,850
Frontier Communications 6.875% 01/15/25	35,000	34,562
GCI Inc 6.750% 06/01/21	65,000	64,634
GCI Inc 8.625% 11/15/19	80,000	82,400
Intelsat Jackson Holdings 6.625% 12/15/22	90,000	90,900
*Intelsat Jackson Holdings 7.250% 10/15/20	365,000	385,988
Intelsat Jackson Holdings 7.500% 04/01/21	75,000	80,062
Intelsat Luxembourg Holdings 7.750% 06/01/21	105,000	106,969
Level 3 Financing Inc 8.125% 07/01/19	85,000	90,525
Level 3 Financing Inc 8.625% 07/15/20	85,000	92,012
Metropcs Wireless Inc 7.875% 09/01/18	60,000	62,370
Paetec Corp 9.875% 12/01/18	75,000	79,312
Qwest Capital Funding 7.750% 02/15/31	40,000	40,900
Sabine Pass Liquefaction - 144A 5.750% 05/15/24	100,000	101,750
Sabine Pass Liquefaction - 144A 6.250% 03/15/22	100,000	105,250
Sprint Capital Corp - 144A 9.000% 11/15/18	95,000	109,725
Sprint Capital Corp 8.750% 03/15/32	355,000	387,394
Sprint Corp - 144A 7.250% 09/15/21	195,000	203,044
Sprint Corp - 144A 7.875% 09/15/23	355,000	376,300
Telecom Itialia Spa - 144A 5.303% 05/30/24	200,000	196,000
T-Mobile USA Inc 6.633% 04/28/21	45,000	46,125
T-Mobile USA Inc 6.731% 04/28/22	140,000	143,150
TW Telecom Holdings Inc 5.375% 10/01/22	45,000	48,375
TW Telecom Holdings Inc 6.375% 09/01/23	10,000	11,200
Windstream Corp 6.375% 08/01/23	15,000	14,475
Windstream Corp 7.500% 04/01/23	35,000	35,875
Windstream Corp 7.750% 10/01/21	195,000	207,675
		3,809,671
Utilities (0.9%)
AES Corp 7.375% 07/01/21	15,000	16,800
(5)AES Corp 3.234% 06/01/19	35,000	34,475
AES Corp 4.875% 05/15/23	35,000	33,250
AES Corp 8.000% 06/01/20	35,000	40,162
NRG Energy Inc - 144A 6.250% 07/15/22	55,000	56,409
NRG Energy Inc 7.875% 05/15/21	30,000	32,250
NRG Energy Inc 8.250% 09/01/20	35,000	37,494
SBA Telecommunications 5.750% 07/15/20	75,000	76,313
		327,153

TOTAL CORPORATE BONDS (COST: $32,477,605)		$32,789,810

SHORT-TERM SECURITIES (3.9%)	Shares
(2)Wells Fargo Advantage Cash Investment Money Market Fund 0.010% (COST: $1,331,824)	1,331,824	$1,331,824

TOTAL INVESTMENTS IN SECURITIES (COST: $33,809,429) (98.9%)		$34,121,634
OTHER ASSETS LESS LIABILITIES (1.1%)		381,747

NET ASSETS (100.0%)		$34,503,381

(1)	Interest or dividend is paid-in-kind, when applicable.

(2)	Variable rate security. The rates for these securities are as of September 30, 2014.

(3)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(4)	Issue is in default

(5)	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

144A -

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A Securities amounts to $9,937,045, representing 27.5% of net assets as of September 30, 2014.

#	When-issued purchase as of September 30, 2014

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

WILLISTON BASIN /MID-NORTH AMERICA STOCK FUND
Schedule of Investments September 30, 2014 (unaudited)
	Shares	Fair Value
COMMON STOCKS (91.4%)

Energy (67.8%)
Anadarko Petroleum	71,000	$7,202,240
Baker Hughes Inc	520,000	33,831,200
*Basic Energy Svcs	205,000	4,446,450
*C&J Energy Services Inc	286,000	8,737,300
*Cameron International Corp	350,000	23,233,000
Cimarex Energy Co.	154,000	19,485,620
*Concho Resources Inc	102,000	12,789,780
*Continental Resources Inc	80,000	5,318,400
Delek US Holdings Inc	265,000	8,776,800
*Diamondback Energy	165,000	12,338,700
EOG Resources Inc	290,000	28,715,800
Enbridge Inc	245,000	11,730,600
Exterran Holdings	350,000	15,508,500
*FMC Technologies, Inc.	215,000	11,676,650
*Forum Energy Technologies Inc	296,000	9,060,560
*Gulfport Energy Corp	158,000	8,437,200
Halliburton Company	845,000	54,510,950
Helmerich & Payne Inc	206,000	20,161,220
HollyFrontier Corp	257,000	11,225,760
Key Energy Services Inc	100,000	484,000
Kinder Morgan Inc	885,000	33,930,900
*Kodiak Oil & Gas Corp	330,000	4,478,100
Marathon Oil Corp	215,000	8,081,850
*Memorial Resource Development	275,000	7,455,250
National Oilwell Varco Inc	187,000	14,230,700
*Oasis Petroleum	466,000	19,483,460
ONEOK Inc	264,000	17,305,200
*PDC Energy Inc	180,000	9,052,200
Patterson-Uti Energy Inc	637,000	20,721,610
Phillips 66	317,000	25,775,270
Pioneer Natural Resources	122,000	24,030,340
RPC Inc	595,000	13,066,200
*Sanchez Energy Corp	443,000	11,633,180
Schlumberger Ltd	145,000	14,745,050
Semgroup Corp	285,000	23,731,950
Superior Energy Services	457,000	15,021,590
Tesoro Corp	135,000	8,232,300
TransCanada Corp	295,000	15,201,350
*Triangle Petroleum Corp	1,600,000	17,616,000
Valero Energy Corp	262,000	12,122,740
*Whiting Petroleum Corp	266,000	20,628,300
Williams Companies Inc	440,000	24,354,000
		668,568,270
Industrials (12.4%)
Canadian Pacific Railway LTD	108,000	22,406,760
Chicago Bridge & Iron	218,000	12,611,300
Fluor Corp	295,000	19,703,050
*Quanta Services, Inc.	610,000	22,136,900
Trinity Industries Inc	531,000	24,808,320
Union Pacific Corp	185,000	20,057,700
		121,724,030
Industrials (1.1%)
*Flotek Industries Inc	415,000	10,819,050

Materials (7.4%)
US Silica Holdings Inc	595,000	37,193,450
Westlake Chemical Corp	187,000	16,192,330
Lyondellbasell Indu Class A	180,000	19,558,800
		72,944,580
Utilities (2.7%)
MDU Resources Group Inc	950,000	26,419,500

TOTAL COMMON STOCKS (COST: $763,064,785)		$900,475,430

SHORT-TERM SECURITIES (8.4%)	Shares
^Wells Fargo Advantage Cash Investment Money Market Fund 0.010% (COST: $82,742,385)	82,742,385	$82,742,385

TOTAL INVESTMENTS IN SECURITIES (COST: $845,807,170) (99.8%)		$983,217,815
OTHER ASSETS LESS LIABILITIES (0.2%)		2,172,683

NET ASSETS (100.0%)		$985,390,498

*	Non-income producing

^	Variable rate security; rate shown represents rate as of September 30, 2014

INTEGRITY GROWTH & INCOME FUND
Schedule of Investments September 30, 2014 (unaudited)
	Quantity	Fair Value
COMMON STOCKS (96.3%)

Consumer Discretionary (13.6%)
*Buffalo Wild Wings Inc	3,000	$402,810
CBS Corp	16,500	882,750
Walt Disney Company	19,000	1,691,570
Lowe's Companies Inc	9,000	476,280
Starbucks Corp	11,700	882,882
*Tesla Motors, Inc	2,200	533,896
		4,870,188
Consumer Staples (5.5%)
Kimberly-Clark Corp	5,500	591,635
Mondelez International Inc	20,000	685,300
PepsiCo Inc	7,500	698,175
		1,975,110
Energy (8.2%)
Halliburton Company	12,000	774,120
Kinder Morgan Inc	15,000	575,100
Phillips 66	7,000	569,170
Pioneer Natural Resources	2,000	393,940
Williams Companies Inc	11,500	636,525
		2,948,855
Financials (15.4%)
Bank of America	28,000	477,400
BlackRock Inc	2,100	689,472
JP Morgan Chase & Co	25,000	1,506,000
MetLife Inc	22,700	1,219,444
US Bancorp	12,500	522,875
Wells Fargo & Company	21,000	1,089,270
		5,504,461
Health Care (12.2%)
*Gilead Sciences Inc	11,500	1,224,175
HCA Holdings Inc	6,600	465,432
Johnson & Johnson	8,500	906,015
ST Jude Medical Inc	11,000	661,430
Thermo Fisher Scientific Inc	9,050	1,101,385
		4,358,437
Industrials (11.3%)
Boeing Co	3,900	496,782
Fluor Corp	8,000	534,320
General Electric Co	30,000	768,600
*Quanta Services, Inc.	19,000	689,510
*Solarcity Corp	4,000	238,400
Trinity Industries Inc	7,000	327,040
Union Pacific Corp	9,000	975,780
		4,030,432
Information Technology (17.2%)
Apple Inc	10,500	1,057,875
*Google Inc - Class A	1,250	735,513
Himax Technologies Inc	100,000	1,015,000
Intel Corp	10,000	348,200
Micron Technology	36,500	1,250,490
Qualcomm Inc	8,300	620,591
*QuikLogic Corp	45,000	134,550
*SunEdison Inc	38,000	717,440
Xerox Corp	20,000	264,600
		6,144,259
Materials (8.4%)
Dow Chemical Co/The	9,000	471,960
Huntsman Corp	29,000	753,710
Methanex Corp	4,800	320,640
US Silica Holdings Inc	7,800	487,578
Lyondellbasell Indu Class A	8,800	956,208
		2,990,096
Telecommunication Services (1.5%)
Verizon Communications Inc	11,000	549,890

Utilities (3.0%)
American Electric Power	8,500	443,785
MDU Resources Group Inc	22,000	611,820
		1,055,605

TOTAL COMMON STOCKS (COST: $28,932,407)		$34,427,333

SHORT-TERM SECURITIES (3.5%)	Shares
^Wells Fargo Advantage Cash Investment Money Market Fund 0.010% (COST: $1,254,284)	1,254,284	$1,254,284

TOTAL INVESTMENTS IN SECURITIES (COST: $ 30,186,691) (99.8%)		$35,681,617
OTHER ASSETS LESS LIABILITIES (0.2%)		68,828

NET ASSETS (100.0%)		$35,750,445

*	Non-income producing

^	Variable rate security; rate shown represents rate as of September 30, 2014

INTEGRITY DIVIDEND HARVEST FUND
Schedule of Investments September 30, 2014 (unaudited)
	Quantity	Fair Value
COMMON STOCKS (98.8%)

Consumer Discretionary (7.1%)
Leggett & Platt Inc	11,500	$401,580
McDonalds Corp	9,000	853,290
Target Corp	7,500	470,100
		1,724,970
Consumer Staples (26.0%)
Altria Group Inc	27,500	1,263,350
Coca-Cola Co/The	20,800	887,328
General Mills Inc	7,000	353,150
Kimberly-Clark Corp	7,500	806,775
PepsiCo Inc	9,200	856,428
Procter & Gamble Co/The	15,000	1,256,100
Reynolds American Inc.	4,000	236,000
Sysco Corp	6,000	227,700
Walmart Stores, Inc	5,700	435,879
		6,322,710
Energy (14.1%)
Chevron Corp	8,600	1,026,152
ConocoPhillips	4,900	374,948
Helmerich & Payne Inc	1,500	146,805
HollyFrontier Corp	10,300	449,904
Kinder Morgan Inc	17,200	659,448
Williams Companies Inc	13,800	763,830
		3,421,087
Financials (7.1%)
Cincinnati Financial Corp	6,000	282,300
JP Morgan Chase & Co	4,500	271,080
Mercury General Corp	8,300	405,123
Old Republic Intl Corp	19,800	282,744
Wells Fargo & Company	9,600	497,952
		1,739,199
Health Care (6.6%)
Glaxosmithkline PLC - ADR	8,000	367,760
Johnson & Johnson	11,700	1,247,103
		1,614,863
Industrials (7.5%)
Emerson Electric Co	13,300	832,314
General Electric Co	25,100	643,062
Lockheed Martin Corp	600	109,668
Waste Management	5,000	237,650
		1,822,694
Information Technology (5.7%)
Intel Corp	10,000	348,200
Maxim Integrated Products	5,800	175,392
Microsoft Corp	11,100	514,596
Microchip Technology Inc	3,800	179,474
Qualcomm Inc	2,200	164,494
		1,382,156
Materials (4.6%)
Air Products & Chemical	3,800	494,684
Lyondellbasell Indu Class A	5,800	630,228
		1,124,912
Telecommunication Services (6.6%)
AT&T Inc	31,100	1,095,964
Verizon Communications Inc	10,200	509,898
		1,605,862
Utilities (13.5%)
Alliant Energy Corp	8,100	448,821
CenterPoint Energy Inc.	19,000	464,930
Consolidated Edison Inc	16,000	906,560
Dominion Resources	7,000	483,630
Duke Energy Corp	6,000	448,620
MDU Resources Group Inc	9,000	250,290
Vectren Corp	7,200	287,280
		3,290,131

TOTAL COMMON STOCKS (COST: $21,847,235)		$24,048,584

SHORT-TERM SECURITIES (1.1%)	Shares
^Wells Fargo Advantage Cash Investment Money Market Fund 0.010% (COST: $277,548)	277,548	$277,548

TOTAL INVESTMENTS IN SECURITIES (COST: $22,124,783) (99.9%)		$24,326,132
OTHER ASSETS LESS LIABILITIES (0.1%)		12,914

NET ASSETS (100.0%)		$24,339,046

^	Variable rate security; rate shown represents rate as of September 30, 2014

NOTE: INVESTMENT IN SECURITIES (unaudited)
September 30, 2014, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Integrity High Income Fund	Williston Basin/Mid-North America Stock Fund	Integrity Growth & Income Fund	Integrity Dividend Harvest Fund
Investments at cost	$33,809,429	$845,807,170	$30,186,691	$22,124,783
Unrealized appreciation	$912,450	$161,304,087	$6,065,537	$2,505,401
Unrealized depreciation	($600,245)	($23,893,442)	($570,611)	($304,052)
Net unrealized appreciation (depreciation)*	$312,205	$137,410,645	$5,494,926	$2,201,349

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of September 30, 2014:

Integrity High Income Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$1,331,824	$0	$0	$1,331,824
Corporate Bonds	$0	$32,789,810	$0	$32,789,810
Total	$1,331,824	$32,789,810	$0	$34,121,634

Williston Basin/Mid-North America Stock Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$82,742,385	$0	$0	$82,742,385
Common Stocks	900,475,430	0	0	900,475,430
Total	$983,217,815	$0	$0	$983,217,815

Integrity Growth & Income Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$1,254,284	$0	$0	$1,254,284
Common Stocks	34,427,333	0	0	34,427,333
Total	$35,681,617	$0	$0	$35,681,617

Integrity Dividend Harvest Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$277,548	$0	$0	$277,548
Common Stocks	24,048,584	0	0	24,048,584
Total	$24,326,132	$0	$0	$24,326,132

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By: /s/ Shannon D. Radke

Shannon D. Radke

President

November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke

Shannon D. Radke

President

November 25, 2014

By: /s/ Adam Forthun

Adam Forthun

Treasurer

November 25, 2014